Incentive Plans (Assumptions Used To Determine Compensation Cost For Market Condition Component Of Performance Share Program) (Details)	12 Months Ended
Dec. 31, 2011
Incentive Plans [Abstract]
Expected volatility, lower limit	34.35%
Expected volatility, upper limit	62.58%
Risk-free interest rate, lower limit	0.12%
Risk-free interest rate, upper limit	0.99%